Cover Page	Aug. 05, 2026
Cover [Abstract]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	HYSTER-YALE, INC.
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001173514
Trading Symbol	HY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54799
Entity Tax Identification Number	31-1637659
Entity Address, Address Line One	5875 Landerbrook Drive, Suite 300
Entity Address, Postal Zip Code	44124-4069
Entity Address, City or Town	Cleveland
City Area Code	(440)
Entity Address, State or Province	OH
Local Phone Number	449-9600